Expense Example - VIPAssetManagerGrowthPortfolio-InvestorPRO - VIPAssetManagerGrowthPortfolio-InvestorPRO - VIP Asset Manager Growth Portfolio - VIP Asset Manager Growth Portfolio - Investor Class	Apr. 30, 2025 USD ($)
Expense Example:
1 year	$ 73
3 years	227
5 years	395
10 years	$ 883